The Company (Details) - Blade Therapeutics, Inc. [Member] $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 08, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2022 USD ($)
The Company (Details) [Line Items]
Shares issued (in Shares) | shares	2,430,000
Purchase price per share (in Dollars per share) | $ / shares	$ 10
Aggregate gross proceeds	$ 24.3
Additional shares issued (in Shares) | shares		3,500,000
Common stock effective date		5 years
Price per share (in Dollars per share) | $ / shares		$ 15
Due after the date of financial statements issued		1 year
Accumulated deficit		$ 174.8
Cash and cash equivalents		2.3
Negative working capital		68.2
Negative cash flows from operations		$ 27.3
Liquidity and Going Concern [Member]
The Company (Details) [Line Items]
Due after the date of financial statements issued		1 year
Senior Convertible Promissory Notes [Member] | Subsequent Event [Member]
The Company (Details) [Line Items]
Convertible promissory notes			$ 6.8
Minimum [Member]
The Company (Details) [Line Items]
Trading days		20
Maximum [Member]
The Company (Details) [Line Items]
Trading days		30
Common Stock [Member]
The Company (Details) [Line Items]
Aggregate value equal		$ 280.0